American Century Investments®
Quarterly Portfolio Holdings
Emerging Markets Small Cap Fund
February 28, 2022

Emerging Markets Small Cap - Schedule of Investments
FEBRUARY 28, 2022 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 94.6%
Brazil — 7.0%
Banco Inter SA	19,482	75,916
CVC Brasil Operadora e Agencia de Viagens SA(1)	34,800	83,146
Embraer SA, ADR(1)	9,933	136,877
Pet Center Comercio e Participacoes SA	27,900	94,149
Petro Rio SA(1)	45,200	229,800
Santos Brasil Participacoes SA	52,600	65,720
		685,608
China — 7.2%
China East Education Holdings Ltd.(1)	30,000	17,455
China Education Group Holdings Ltd.	44,000	37,696
China Lesso Group Holdings Ltd.	33,000	50,806
China Suntien Green Energy Corp. Ltd., H Shares	79,000	52,624
China Yongda Automobiles Services Holdings Ltd.	69,500	81,086
Chinasoft International Ltd.(1)	50,000	45,620
CIFI Holdings Group Co. Ltd.	88,570	61,708
Far East Horizon Ltd.(2)	79,000	67,330
Li Ning Co. Ltd.	12,500	124,852
Minth Group Ltd.	12,000	43,390
XTEP International Holdings Ltd.(2)	74,500	123,601
		706,168
Greece — 2.3%
JUMBO SA	4,150	59,624
OPAP SA	11,471	167,187
		226,811
Hong Kong — 1.3%
Chervon Holdings Ltd.(1)	15,100	130,042
India — 23.6%
AU Small Finance Bank Ltd.(1)	7,537	121,082
Bata India Ltd.	4,098	99,083
Berger Paints India Ltd.	5,729	52,617
Central Depository Services India Ltd.	12,095	219,073
Crompton Greaves Consumer Electricals Ltd.	24,050	137,551
JK Cement Ltd.	2,641	100,081
Jubilant Foodworks Ltd.	1,358	52,798
L&T Technology Services Ltd.	4,385	265,596
Larsen & Toubro Infotech Ltd.	1,321	103,245
MakeMyTrip Ltd.(1)	4,784	134,335
Persistent Systems Ltd.	2,051	107,818
Prestige Estates Projects Ltd.	34,509	209,371
Shriram Transport Finance Co. Ltd.	6,110	91,840
Torrent Pharmaceuticals Ltd.	2,557	93,584
Varun Beverages Ltd.	15,835	199,215
VIP Industries Ltd.(1)	18,250	156,508
WNS Holdings Ltd., ADR(1)	1,598	132,043
Zydus Wellness Ltd.	1,995	42,024
		2,317,864
Indonesia — 2.4%
Ace Hardware Indonesia Tbk PT	1,096,000	81,902

Jasa Marga Persero Tbk PT(1)	229,800	54,249
Tower Bersama Infrastructure Tbk PT	478,900	98,486
		234,637
Malaysia — 1.8%
Carlsberg Brewery Malaysia Bhd	12,300	59,175
Inari Amertron Bhd	63,500	49,166
VS Industry Bhd	250,200	68,882
		177,223
Mexico — 2.8%
Cemex SAB de CV, ADR(1)	8,420	42,942
Gentera SAB de CV(1)	314,984	237,149
		280,091
Peru — 1.3%
Intercorp Financial Services, Inc.(2)	4,039	130,460
Philippines — 3.4%
International Container Terminal Services, Inc.	29,600	121,995
Wilcon Depot, Inc.	370,200	211,514
		333,509
Russia — 0.2%
Detsky Mir PJSC	23,844	13,230
HeadHunter Group plc, ADR	776	8,164
		21,394
Saudi Arabia — 2.6%
Leejam Sports Co. JSC	7,542	255,763
South Africa — 2.3%
Capitec Bank Holdings Ltd.	630	85,058
Clicks Group Ltd.	7,052	136,876
		221,934
South Korea — 12.2%
BNK Financial Group, Inc.	7,504	49,399
Chunbo Co. Ltd.	345	82,426
CJ Logistics Corp.(1)	688	71,333
Doosan Bobcat, Inc.	3,691	118,462
Ecopro BM Co. Ltd.	623	197,150
GS Retail Co. Ltd.	1,882	41,851
Han Kuk Carbon Co. Ltd.(1)	4,582	46,093
Iljin Materials Co. Ltd.	2,717	207,977
Koh Young Technology, Inc.	3,343	53,466
LG Innotek Co. Ltd.	907	250,380
Mando Corp.	1,174	44,885
PI Advanced Materials Co. Ltd.(1)	986	35,981
		1,199,403
Taiwan — 20.6%
Accton Technology Corp.	8,000	72,549
Airtac International Group	2,000	66,524
Alchip Technologies Ltd.	3,000	117,203
ASPEED Technology, Inc.	2,000	196,570
Chailease Holding Co. Ltd.	36,452	330,820
Gourmet Master Co. Ltd.	22,000	89,976
ITEQ Corp.	14,000	65,339
Kinsus Interconnect Technology Corp.	20,000	166,406
Makalot Industrial Co. Ltd.	6,000	47,398
Merida Industry Co. Ltd.	5,000	50,925
Nien Made Enterprise Co. Ltd.	4,000	51,855
Powertech Technology, Inc.	32,000	108,542

Realtek Semiconductor Corp.	12,000	197,855
Sercomm Corp.	22,000	57,474
Simplo Technology Co. Ltd.	4,000	44,887
Taiwan Union Technology Corp.	15,000	46,476
Vanguard International Semiconductor Corp.	36,000	163,381
Wafer Works Corp.	55,000	144,593
		2,018,773
Thailand — 3.2%
Minor International PCL(1)	217,100	205,604
Muangthai Capital PCL	25,900	41,022
Srisawad Corp. PCL	35,560	63,130
		309,756
Turkey — 0.4%
Sok Marketler Ticaret AS	44,768	36,599
TOTAL COMMON STOCKS (Cost $7,421,450)		9,286,035
EXCHANGE-TRADED FUNDS — 2.4%
Fubon Taiwan Small-Mid Cap Alpha Momentum 50 ETF (Cost $251,189)	165,000	235,152
WARRANTS†
Malaysia†
VS Industry Bhd(1) (Cost $—)	50,040	3,695
SHORT-TERM INVESTMENTS — 4.9%
Money Market Funds — 1.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class	2,093	2,093
State Street Navigator Securities Lending Government Money Market Portfolio(3)	123,856	123,856
		125,949
Repurchase Agreements — 3.6%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.25% - 2.75%, 9/30/25 - 11/15/42, valued at $99,101) in a joint trading account at 0.03%, dated 2/28/22, due 3/1/22 (Delivery value $96,863)		96,863
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 1.75%, 8/15/41, valued at $263,248) at 0.02%, dated 2/28/22, due 3/1/22 (Delivery value $258,000)		258,000
		354,863
TOTAL SHORT-TERM INVESTMENTS (Cost $480,812)		480,812
TOTAL INVESTMENT SECURITIES — 101.9% (Cost $8,153,451)		10,005,694
OTHER ASSETS AND LIABILITIES — (1.9)%		(191,096)
TOTAL NET ASSETS — 100.0%		$9,814,598

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Consumer Discretionary	26.5%
Information Technology	24.6%
Financials	15.4%
Industrials	11.8%
Consumer Staples	5.2%
Materials	3.6%
Energy	2.8%
Real Estate	2.7%
Communication Services	1.0%
Health Care	1.0%
Exchange-Traded Funds	2.4%
Short-Term Investments	4.9%
Other Assets and Liabilities	(1.9)%

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
†Category is less than 0.05% of total net assets.
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $309,648. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $322,586, which includes securities collateral of $198,730.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS
1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.
Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.
Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value.
If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.
The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks
Brazil	136,877	548,731	—
India	266,378	2,051,486	—
Mexico	42,942	237,149	—
Peru	130,460	—	—
Russia	8,164	13,230	—
Other Countries	—	5,850,618	—
Exchange-Traded Funds	—	235,152	—
Warrants	—	3,695	—
Short-Term Investments	125,949	354,863	—
	710,770	9,294,924	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.